Non-Marketable Equity Securities	12 Months Ended
Dec. 31, 2018
Debt Securities, Available-for-sale [Abstract]
NON-MARKETABLE EQUITY SECURITIES
10.	NON-MARKETABLE EQUITY SECURITIES

On November 3, 2017 (the “Effective Date”), the Company completed a purchase of an aggregate of 1,304,348 shares of common stock, par value $0.001 per share (the “Shares”) of Guardion Health Sciences, Inc., a Delaware corporation (“GHSI” or the “Seller”), at a purchase price of $1.15 per Share (or a purchase price of $1,500,043 in the aggregate) in a private placement, pursuant to a Stock Purchase Agreement dated November 3, 2017 (the “Purchase Agreement”) by and among GHSI as Seller and (i) LLIT and (ii) Digital Grid (Hong Kong) Technology Co., Limited (“DGHKT”; and together with LLIT, “Purchasers”), as purchasers of, in aggregate, 4,347,827 Shares for aggregate purchase price of $5,000,001.

Until the one year anniversary of the Effective Date, or earlier in the event that the Purchasers hold less than three percent (3%) of the issued and outstanding shares of common stock of the Seller, GHSI may not undertake a reverse stock split or equivalent reclassification of GHSI’s shares of common stock without the prior written consent of the Purchasers holding a majority of the Shares issued pursuant to the Purchase Agreement which are then outstanding.

Pursuant to the Purchase Agreement, each Purchaser will have customary preemptive rights to participate in future equity and equity-linked issuances by the Seller up to the extent necessary to maintain such Purchaser’s pro rata ownership percentage in GHSI’s securities, subject to customary exceptions. The preemptive rights shall terminate at the earlier of (i) 18 months from the Effective Date, (ii) such time as the Purchasers in aggregate hold less than five percent (5%) of the issued and outstanding shares of the Seller’s common stock, or (iii) such time as the shares of common stock of GHSI shall become listed or approved for listing on a national securities exchange.

Additionally, pursuant to the Purchase Agreement, the Seller is obligated to file a registration statement (the “Registration Statement”) with the SEC within thirty (30) days of the Effective Date to register the Shares for resale. The requested Registration Statement was filed on November 30, 2017 and was declared effective on December 27, 2017.

GHSI is specialty health sciences company formed to develop, formulate and distribute condition-specific medical foods with an initial medical food product on the market under the brand name Lumega-Z® that replenishes and restores the macular protective pigment. GSHI has had limited commercial operations to date, and has primarily been engaged in research, development, commercialization, and capital raising. As of December 31, 2018, the Company and DGHKT respectively held 3.17% and 7.40% of GHSI’s outstanding common stock.

On January 30, 2019, GHSI effectuated a one-for-two (1:2) reverse stock split of its common stock without any change to its par value. On April 9, 2019, GHSI closed its initial public offering of 1,250,000 shares of its common stock at a public offering price of $4.00 per share for total gross proceeds of $5.0 million, before deducting underwriting discounts and commissions and other offering costs and expenses payable by it. GHSI’s shares began trading on the Nasdaq Capital Market on April 5, 2019 under the symbol “GHSI”.